World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2015

Dates Covered
Collections Period	01/01/15 - 01/31/15
Interest Accrual Period	01/15/15 - 02/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/14	624,351,852.48	34,001
Yield Supplement Overcollateralization Amount at 12/31/14	12,892,836.20	0
Receivables Balance at 12/31/14	637,244,688.68	34,001
Principal Payments	22,921,673.63	1,369
Defaulted Receivables	1,257,825.01	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/15	12,258,151.14	0
Pool Balance at 01/31/15	600,807,038.90	32,578

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	69.00%

Prepayment ABS Speed	1.64%

Overcollateralization Target Amount	27,036,316.75
Actual Overcollateralization	27,036,316.75

Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	4.85%
Weighted Average Remaining Term	54.19

Delinquent Receivables:
Past Due 31-60 days	7,352,812.44	403
Past Due 61-90 days	1,896,919.15	98
Past Due 91 + days	433,859.88	21
Total	9,683,591.47	522

Total 31+ Delinquent as % Ending Pool Balance	1.61%

Recoveries	745,609.44

Aggregate Net Losses/(Gains) - January 2015	512,215.57
Current Net Loss Ratio (Annualized)	0.96%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Flow of Funds	$ Amount

Collections	25,656,795.44
Advances	(1,952.16)
Investment Earnings on Cash Accounts	1,288.34
Servicing Fee	(531,037.24)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,125,094.38

Distributions of Available Funds
(1) Class A Interest	410,313.16
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,485,296.97
(7) Distribution to Certificateholders	2,202,769.25
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,125,094.38

Servicing Fee	531,037.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-
Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 01/15/15	596,256,019.12
Principal Paid	22,485,296.97
Note Balance @ 02/17/15	573,770,722.15

Class A-1
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-2
Note Balance @ 01/15/15	219,106,019.12
Principal Paid	22,485,296.97
Note Balance @ 02/17/15	196,620,722.15
Note Factor @ 02/17/15	76.5061176%

Class A-3
Note Balance @ 01/15/15	257,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	257,000,000.00
Note Factor @ 02/17/15	100.0000000%

Class A-4
Note Balance @ 01/15/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	102,340,000.00
Note Factor @ 02/17/15	100.0000000%

Class B
Note Balance @ 01/15/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	17,810,000.00
Note Factor @ 02/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	437,028.16
Total Principal Paid	22,485,296.97
Total Paid	22,922,325.13

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	78,512.99
Principal Paid	22,485,296.97
Total Paid to A-2 Holders	22,563,809.96

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5146654
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.4797703
Total Distribution Amount	26.9944357

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3054980
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	87.4914279
Total A-2 Distribution Amount	87.7969259

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/14	93,372.92
Balance as of 01/31/15	91,420.76
Change	(1,952.16)

Reserve Account
Balance as of 01/15/15	2,171,744.40
Investment Earnings	105.96
Investment Earnings Paid	(105.96)
Deposit/(Withdrawal)	-
Balance as of 02/17/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40